Acquisitions - Fair Values of Assets and Liabilities of Fullerton India at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Nov. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Assets:
Cash and deposits with banks		¥ 78,750,443	¥ 76,465,511	¥ 75,697,521
Loans and advances		121,716,465	111,891,134
All other assets		8,327,942	6,167,202
Total assets		281,271,637	257,687,038
Liabilities:
Borrowings		16,107,158	15,371,801
Debt securities in issue		14,075,084	11,984,994
All other liabilities		11,025,782	8,703,413
Total liabilities		264,992,539	244,150,073
Goodwill		¥ 304,564	¥ 272,006	396,279
Fullerton India Credit Company Limited [Member]
Assets:
Cash and deposits with banks	¥ 37,495
Loans and advances	306,413			¥ 306,413
All other assets	58,612
Total assets	402,520
Liabilities:
Borrowings	176,075
Debt securities in issue	135,445
All other liabilities	22,752
Total liabilities	334,272
Net assets	68,248
Non-controlling interests measured at their proportionate share of the identifiable assets	(17,130)
Net assets acquired	51,118
Goodwill	179,197
Consideration	230,315
Consideration:
Cash	230,315
Total	230,315
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 2,093